Note Payable (Details Narrative) - USD ($)				1 Months Ended
	May. 03, 2013	Apr. 03, 2012	Aug. 09, 2008	May. 30, 2014
Notes Payable, Other Payables [Member]
Debt Instrument, Face Amount				$ 115,000
Debt Instrument, Interest Rate, Stated Percentage				12.00%
Debt Instrument, Maturity Date, Description				principal balance to be paid upon the raising of additional necessary capital
Notes Payable to Banks [Member]
Debt Instrument, Face Amount	$ 20,000
Debt Instrument, Interest Rate, Stated Percentage	6.00%
Debt Instrument, Term	3 years
Debt Instrument, Maturity Date	May 02, 2016
Debt Instrument, Collateral	The Note Payable is collateralized by a vehicle.
Convertible Debt [Member]
Debt Instrument, Face Amount			$ 1,000,000
Debt Instrument, Interest Rate, Stated Percentage		12.50%	10.00%
Debt Instrument, Maturity Date		Dec. 31, 2013
Debt Instrument, Collateral			The Frenkel Convertible Note was secured by a lien on Global Recycling’s provisional patent application, including the GlyEco TechnologyTM Patent.